Short-Term and Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Total	$ 1,709,986	$ 1,644,737
Long-Term Bank Loans [Member]
Debt Instrument [Line Items]
Long-term bank loans	$ 1,709,986	$ 1,644,737